Cover	12 Months Ended
Sep. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Zapp Electric Vehicles Group Limited
Entity Central Index Key	0001955104
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Securities Act File Number	001-41693
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	87/1 Wireless Road
Entity Address, Address Line Two	26/F Capital TowerAll Seasons Place
Entity Address, Address Line Three	Lumpini, Pathumwan
Entity Address, City or Town	Bangkok
Entity Address, Postal Zip Code	10330
Entity Address, Country	TH
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, United Kingdom
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial positions of Zapp Electric Vehicles Group Limited and its subsidiaries (the “Company”) as of September 30, 2024 and 2023, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for each of the two years in the period ended September 30, 2024, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended September 30, 2024 in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.

Entity Common Stock, Shares Outstanding	4,926,711
Ordinary Shares
Document Information [Line Items]
Trading Symbol	ZAPP
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Trading Symbol	ZAPPW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Contact Personnel Name	Theodore Allegaert, Chief Legal Officer
Entity Address, Address Line One	87/1 Wireless Road –
Entity Address, Address Line Two	26/F Capital TowerAll Seasons Place
Entity Address, Address Line Three	Lumpini, Pathumwan
Entity Address, City or Town	Bangkok
Entity Address, Postal Zip Code	10330
City Area Code	+66
Local Phone Number	2654 3550
Contact Personnel Email Address	ta@zappev.com
Entity Address, Country	TH